Significant accounting judgments, estimates and assumptions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant accounting judgments, estimates and assumptions
Tax loss carry-forwards used	$ 154,353	$ 16,378	$ 195,116